Accounts Receivable - Net	3 Months Ended
Mar. 31, 2023
Receivables [Abstract]
Accounts Receivable - Net
5. A
CCOUNTS
R
ECEIVABLE
- N
ET
As of March 31, 2023 and December 31, 2022, Accounts receivable - net was $46.5 million and $36.5 million, respectively.
$28.1 million and $18.9 million of the Accounts receivable balance at March 31, 2023 and December 31, 2022, respectively, consisted of uncollateralized payment processor obligations due under normal trade terms typically requiring payment within three business days. Credit risk with respect to accounts receivable from payment processing entities is limited due to the consolidation of those receivables with large financial institutions and the frequency with which the receivables turn over.
$1.8 million and $1.0 million of the Accounts receivable balance at March 31, 2023 and December 31, 2022, respectively, consisted of amounts due from marketplace ticket sellers for cancelled event tickets. We recorded an allowance for credit losses of $0.3 million and $0.1 million at March 31, 2023 and December 31, 2022, respectively, to reflect potential challenges in collecting funds from marketplace ticket sellers. Accounts receivable balances are stated net of allowance for credit losses and bad debt expense is presented as a reduction of Revenues in the Condensed Consolidated Statements of Operations.

VIVID SEATS INC.
NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS
(UNAUDITED)

$11.8 million and $11.7 million of the Accounts receivable balance at March 31, 2023 and December 31, 2022, respectively, consisted of amounts due from distribution partners for cancellation charges, primarily related to cancelled events. We recorded an allowance for credit losses of $3.5 million and $3.6 million at March 31, 2023 and December 31, 2022, respectively, to reflect potential challenges in collecting funds from distribution partners, particularly for amounts due upon usage of store credit previously issued to buyers. Accounts receivable balances are stated net of allowance for credit losses and bad debt expense is presented as a reduction of Revenues in the Condensed Consolidated Statements of Operations.
There were no write-offs for the three months ended March 31, 2023 and 2022.